united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 8/31/17

Item 1. Schedule of Investments.

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2017

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 95.8%
Airlines - 1.3%			Electric - 0.6%
30,000	Southwest Airlines Co.	$ 1,564,200	5,000	NextEra Energy, Inc.	$ 752,550

Apparel - 1.1%			Electronics - 1.1%
80,500	Under Armour, Inc. *	1,300,075	10,000	Honeywell International, Inc.	1,382,700

Auto Manufacturers - 1.8%			Food - 0.7%
6,000	Tesla Motors, Inc. *	2,135,400	10,000	Kraft Heinz Co.	807,500

Banks - 10.7%			Healthcare-Products - 1.3%
100,385	Bank of America Corp.	2,398,197	11,000	Stryker Corp.	1,555,070
25,000	BB&T Corp.	1,152,250
20,000	Capital One Financial Corp.	1,592,200	Healthcare-Services - 2.0%
9,000	Goldman Sachs Group, Inc.	2,013,660	12,500	UnitedHealth Group, Inc.	2,486,250
22,000	JPMorgan Chase & Co.	1,999,580
50,000	Morgan Stanley	2,275,000	Insurance - 1.5%
29,800	US BanCorp.	1,527,250	10,000	Berkshire Hathaway, Inc. *	1,811,600
		12,958,137
Beverages - 2.9%			Internet - 20.4%
34,000	Monster Beverage Corp. *	1,897,880	4,000	Alphabet, Inc. - Class A *	3,820,960
14,200	PepsiCo, Inc.	1,643,366	1,999	Alphabet, Inc. - Class C *	1,877,721
		3,541,246	6,500	Amazon.com, Inc. *	6,373,900
Biotechnology - 4.4%			37,000	Facebook, Inc. *	6,362,890
12,500	Amgen, Inc.	2,222,125	30,000	GrubHub, Inc. *	1,712,700
5,000	Biogen, Inc. *	1,582,800	13,000	Netflix, Inc. *	2,271,230
11,000	Celgene Corp. *	1,528,230	1,000	The Priceline Group, Inc. *	1,852,080
		5,333,155	30,000	Twitter, Inc. *	507,300
Building Materials - 2.4%					24,778,781
55,000	Masco Corp.	2,022,350	Machinery-Diversified - 1.0%
7,500	Vulcan Materials Co.	909,450	8,000	Cummins, Inc.	1,275,040
		2,931,800
Chemicals - 2.0%			Miscellaneous Manufacturing - 1.0%
8,000	International Flavors & Fragrances, Inc.	1,094,800	50,000	General Electric Co.	1,227,500
4,000	Sherwin-Williams Co.	1,357,080
		2,451,880	Oil & Gas - 5.0%
Computers - 5.4%			20,000	Andeavor Logistics LP	2,003,000
40,000	Apple, Inc.	6,560,000	12,500	Chevron Corp.	1,345,250
			14,000	Exxon Mobil Corp.	1,068,620
Cosmetics/Personal Care - 1.2%			20,000	Phillips 66	1,676,200
15,500	Procter & Gamble Co.	1,430,185			6,093,070
			Pharmaceuticals - 5.9%
Diversified Financial Services - 7.2%			20,000	AmerisourceBergen Corp.	1,605,000
3,570	BlackRock, Inc.	1,495,866	15,000	Johnson & Johnson	1,985,550
20,000	Intercontinental Exchange, Inc.	1,293,400	27,900	Merck & Co., Inc.	1,781,694
58,200	Visa, Inc.	6,024,864	52,000	Pfizer, Inc.	1,763,840
		8,814,130			7,136,084

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 95.8% (Continued)			Transportation - 3.3%
Retail - 5.3%			9,000	FedEx Corp.	$ 1,929,420
5,000	Costco Wholesale Corp.	$ 783,700	10,000	Union Pacific Corp.	1,053,000
16,000	CVS Health Corp.	1,237,440	9,000	United Parcel Service, Inc.	1,029,240
15,000	Domino's Pizza, Inc.	2,733,900			4,011,660
22,500	Wal-Mart Stores, Inc.	1,756,575
		6,511,615	TOTAL COMMON STOCK (Cost - $58,399,384)		116,541,428
Semiconductors - 0.7%
5,000	NVIDIA Corp.	847,200	MONEY MARKET FUND - 4.1%
			4,956,709	BlackRock Liquidity Funds Treasury
Software - 5.6%				Trust Fund - Institutional Shares, 0.87% (a)	4,956,709
18,000	Activision Blizzard, Inc.	1,180,080	TOTAL MONEY MARKET FUND		4,956,709
40,000	Microsoft Corp.	2,990,800	(Cost - $4,956,709)
28,000	salesforce.com, Inc. *	2,673,720
		6,844,600	TOTAL INVESTMENTS - 99.9%
			(Cost - $63,356,093)(b)		$ 121,498,137
			Other assets less liabilities - 0.1%		127,830
			TOTAL NET ASSETS - 100.0%		$ 121,625,967

LP - Limited Partnership
* Non-income producing security.
(a) Variable rate yield; the coupon rate shown represents the rate as of August 31, 2017.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $63,356,093 and differs from fair value by unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:		$ 58,299,460
		Unrealized Depreciation:			(157,416)
		Net Unrealized Appreciation			$ 58,142,044

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2017
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 56.5%			Chemicals - 2.8% (Continued)
Aerospace / Defense - 2.5%				EI du Pont de Nemours & Co.
	Boeing Co.		$ 500,000	3.625%, due 1/15/2021	$ 525,767
$ 250,000	2.25%, due 6/15/2026	$ 242,442		Praxair, Inc.
	General Dynamics Corp.		500,000	2.45%, due 2/15/2022	506,730
500,000	2.25%, due 11/15/2022	502,292			2,062,798
	Lockheed Martin Corp.		Electric - 4.6%
500,000	3.35%, due 9/15/2021	524,117		Duke Energy Corp.
	Rockwell Collins, Inc.		1,000,000	3.55%, due 9/15/2021	1,049,343
500,000	5.25%, due 7/15/2019	529,015		Duke Energy Florida LLC
		1,797,866	250,000	3.10%, due 8/15/2021	259,869
Banks - 16.0%				Georgia Power Co.
	Bank of America Corp.		2,000,000	3.25%, due 3/30/2027	2,027,469
500,000	2.65%, due 4/1/2019	506,144			3,336,681
1,000,000	4.00%, due 1/22/2025	1,036,312	Electrical Components & Equipment - 0.7%
	BB&T Corp.			Emerson Electric Co.
500,000	5.25%, due 11/1/2019	535,774	500,000	4.875%, due 10/15/2019	531,231
	Goldman Sachs Group, Inc.
500,000	3.625%, due 1/22/2023	520,340	Food - 1.4%
	JPMorgan Chase & Co.			Campbell Soup Co.
250,000	2.35%, due 1/28/2019	252,485	500,000	4.50%, due 2/15/2019	519,340
1,000,000	3.875%, due 9/10/2024	1,047,883		Kroger Co.
1,000,000	3.125%, due 1/23/2025	1,010,020	500,000	3.30%, due 1/15/2021	515,070
500,000	3.30%, due 4/1/2026	504,911			1,034,410
	Morgan Stanley		Healthcare-Products - 0.7%
500,000	2.50%, due 1/24/2019	504,875		Stryker Corp.
500,000	5.50%, due 7/28/2021	557,982	500,000	4.375%, due 1/15/2020	529,849
1,000,000	3.625%, due 1/20/2027	1,024,723
	US BanCorp.		Healthcare-Services - 0.4%
500,000	3.60%, due 9/11/2024	525,481		UnitedHealth Group, Inc.
500,000	3.10%, due 4/27/2026	504,788	250,000	4.70%, due 2/15/2021	271,048
	Wells Fargo & Co.
2,000,000	3.45%, due 2/13/2023	2,061,584	Household Products/Wares - 0.7%
1,000,000	3.00%, due 2/19/2025	1,003,178		Kimberly-Clark Corp.
		11,596,480	500,000	2.40%, due 3/1/2022	507,203
Beverages - 0.7%
	Coca-Cola Co.		Insurance - 2.9%
500,000	2.55%, due 6/1/2026	495,783		Aflac, Inc.
			1,000,000	4.00%, due 2/15/2022	1,075,593
Biotechnology - 0.4%				American International Group, Inc.
	Amgen, Inc.		1,000,000	3.90%, due 4/1/2026	1,045,773
250,000	3.45%, due 10/1/2020	260,372			2,121,366
			Media - 0.4%
Chemicals - 2.8%				Comcast Corp.
	Air Products & Chemicals, Inc.		250,000	5.70%, due 7/1/2019	267,969
500,000	3.00%, due 11/3/2021	518,564
500,000	2.75%, due 2/3/2023	511,737

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 56.5% (Continued)			Transportation - 1.1%
Miscellaneous Manufacturing - 0.7%				Union Pacific Corp.
	General Electric Co.		$ 500,000	2.75%, due 4/15/2023	$ 512,384
$ 500,000	3.10%, due 1/9/2023	$ 523,243		United Parcel Service, Inc.
			250,000	3.125%, due 1/15/2021	260,001
Oil & Gas - 4.9%					772,385
	BP Capital Markets PLC		TOTAL CORPORATE BONDS
500,000	2.237%, due 5/10/2019	504,488	(Cost - $40,313,749)		40,958,257
1,000,000	2.75%, due 5/10/2023	1,005,230
	BP Capital Markets PLC		U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.6%
1,000,000	3.535%, due 11/4/2024	1,042,847	Government Agencies - 39.6%
	Occidental Petroleum Corp.			Federal Farm Credit Bank
1,000,000	3.40%, due 4/15/2026	1,028,037	2,000,000	2.35%, due 8/14/2024	2,019,059
		3,580,602	1,000,000	2.28%, due 10/30/2024	1,009,734
Pharmaceutical - 1.8%			500,000	2.57%, due 5/11/2026	499,734
	Merck & Co., Inc.		2,000,000	2.60%, due 5/26/2026	1,985,581
1,000,000	2.80%, due 5/18/2023	1,027,627	1,500,000	2.09%, due 9/8/2026	1,444,251
	Pfizer, Inc.		500,000	2.59%, due 8/2/2027	507,430
250,000	2.75%, due 6/3/2026	249,927		Federal Home Loan Bank
		1,277,554	250,000	2.00%, due 9/13/2019	252,560
Retail - 2.5%			500,000	2.875%, due 9/11/2020	519,654
	Lowe's Cos., Inc.		1,000,000	1.875%, due 12/11/2020	1,008,625
1,000,000	4.625%, due 4/15/2020	1,060,260	1,000,000	3.125%, due 12/11/2020	1,048,108
	McDonald's Corp.		500,000	2.375%, due 9/10/2021	513,629
500,000	2.625%, due 1/15/2022	508,671	500,000	3.00%, due 9/10/2021	526,109
	Target Corp.		500,000	2.375%, due 6/10/2022	513,784
250,000	2.50%, due 4/15/2026	240,247	1,000,000	2.00%, due 9/9/2022	1,009,937
		1,809,178	2,000,000	2.50%, due 12/9/2022	2,060,664
Software - 2.5%			1,000,000	2.795%, due 10/17/2023	1,046,203
	Oracle Corp.		1,000,000	2.25%, due 12/8/2023	1,016,187
200,000	5.00%, due 7/8/2019	212,320	2,000,000	2.75%, 12/13/2024	2,087,985
1,000,000	3.625%, due 7/15/2023	1,071,480	1,000,000	2.625%, 9/12/2025	1,023,288
500,000	3.40%, due 7/8/2024	524,220	1,000,000	2.60%, due 12/4/2025	1,014,513
		1,808,020	500,000	2.70%, due 12/29/2025	511,936
Telecommunications - 8.8%				Federal Home Loan Mortgage Corp.
	AT&T, Inc.		1,000,000	2.00%, due 11/30/2020	1,009,248
1,800,000	3.00%, due 2/15/2022	1,824,846	1,000,000	2.00%, due 12/10/2021	1,008,724
1,000,000	3.60%, due 2/17/2023	1,031,606		Federal National Mortgage Association
	Cisco Systems, Inc.		1,000,000	1.70%, due 11/13/2020	1,003,799
1,000,000	3.50%, due 6/15/2025	1,060,409	2,000,000	2.625%, due 9/6/2024	2,077,525
	Verizon Communications, Inc.		2,000,000	2.125%, due 4/24/2026	1,985,469
500,000	4.60%, due 4/1/2021	539,540			28,703,736
1,000,000	5.15%, due 9/15/2023	1,119,100
500,000	4.15%, due 3/15/2024	530,773	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	Vodafone Group PLC		(Cost - $28,762,641)		28,703,736
250,000	4.375%, due 3/16/2021	267,945
		6,374,219

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2017
Shares		Fair Value		Fair Value
MONEY MARKET FUND - 3.2%			TOTAL INVESTMENTS - 99.3%
	BlackRock Liquidity Funds Treasury		(Cost - $71,361,249) (b)	$ 71,946,852
2,284,859	Trust Fund - Institutional Shares, 0.87% (a)	$ 2,284,859	Other assets less liabilities - 0.7%	516,419
TOTAL MONEY MARKET FUND (Cost - $2,284,859)			TOTAL NET ASSETS - 100.0%	$ 72,463,271

LLC - Limited Limited Company
PLC - Public Limited Company
(a) Variable rate yield; the coupon rate shown represents the rate as of August 31, 2017
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $71,361,249 and differs from fair value by unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 895,589
			Unrealized Depreciation:	(309,986)
			Net Unrealized Appreciation	$ 585,603

THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

The following is a summary of significant accounting policies followed by the Trust in preparation of the Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2017 for the Funds' assets measured at fair value:

North Country Equity Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 116,541,428	$ -	$ -	$ 116,541,428
Money Market Fund	4,956,709	-	-	4,956,709
Total	$ 121,498,137	$ -	$ -	$ 121,498,137
The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund
Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 40,958,257	$ -	$ 40,958,257
U.S. Government Agency Obligations	-	28,703,736	-	28,703,736
Money Market Fund	2,284,859	-	-	2,284,859
Total	$ 2,284,859	$ 69,661,993	$ -	$ 71,946,852
The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.
*Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 10/27/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 10/27/2017

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 10/27/17